Accounts Payable - Schedule of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable [Abstract]
Payables to suppliers of media and entertainment services	$ 8,628	$ 9,846
Client's monies held on trust (Note 15)			$ 18,763
Other	754	710	1,121
Total	$ 9,382	$ 10,556	$ 19,884